Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 1.80	₪ 1.80
Ordinary shares, authorized	900,000,000	900,000,000
Ordinary shares, issued	6,581,390	1,664,884
Ordinary shares, outstanding	6,581,390	1,664,884